Tax Expense - Schedule of Effective Tax Rate and the Applicable Tax Rate (Details)	6 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Schedule of Effective Tax Rate and the Applicable Tax Rate [Abstract]
Loss before tax	RM (28,457,298)	$ (6,352,075)	RM (30,461,505)	RM (30,461,505)	$ (6,629,272)
Tax at Malaysian statutory rate of 24% (2023: 24%)	(6,829,752)			(7,310,761)
Non-allowable expenses	4,672,986			95,991
Deferred tax assets not recognized	2,471,006			4,530,724
Changes in unrecognized temporary differences	(1,219,378)			(2,539,157)
Utilisation of unrecognized deferred tax assets	(31,667)			(2,833,960)
Tax effects	(936,805)			(8,057,163)
Income tax	15,941			16,560
Deferred tax (Note 14)				(3,542,190)
Tax expense	RM (920,864)	$ (205,550)	RM (11,582,793)	RM (11,582,793)	$ (2,520,738)